Scope of consolidation - Narrative - Held for Sale and GAC-Stellantis JV (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Assets held for sale	€ 917	€ 763
Liabilities held for sale	458	332
Assets	207,607	202,128
Assets and liabilities classified as held for sale | Stellantis Otomotiz Pazarlama Anonim Sirketi
Disclosure of subsidiaries [line items]
Assets	674	656
Liabilities	€ 350	€ 332